Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	701,304,008.68	28,838
Yield Supplement Overcollateralization Amount 04/30/26	44,987,231.74	0
Receivables Balance 04/30/26	746,291,240.42	28,838
Principal Payments	27,247,224.78	846
Defaulted Receivables	1,395,978.20	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	42,767,819.12	0
Pool Balance at 05/31/26	674,880,218.32	27,948

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.02%
Prepayment ABS Speed	1.72%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,804,315.09	341
Past Due 61-90 days	2,859,741.97	88
Past Due 91-120 days	1,185,369.65	36
Past Due 121+ days	0.00	0
Total	12,849,426.71	465

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	850,293.18
Aggregate Net Losses/(Gains) - May 2026	545,685.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.88%
Prior Net Losses/(Gains) Ratio	1.16%
Second Prior Net Losses/(Gains) Ratio	0.96%
Third Prior Net Losses/(Gains) Ratio	1.09%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	6,073,921.96
Actual Overcollateralization	6,073,921.96
Weighted Average Contract Rate	6.23%
Weighted Average Contract Rate, Yield Adjusted	9.26%
Weighted Average Remaining Term	55.17

Flow of Funds	$ Amount
Collections	31,800,307.10
Investment Earnings on Cash Accounts	13,583.50
Servicing Fee	(621,909.37)
Transfer to Collection Account	-
Available Funds	31,191,981.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,170,199.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	6,322,054.28
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,073,921.96
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,685,443.48

Total Distributions of Available Funds	31,191,981.23

Servicing Fee	621,909.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	694,992,272.60
Principal Paid	26,185,976.24
Note Balance @ 06/15/26	668,806,296.36

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	129,582,100.41
Principal Paid	12,092,250.17
Note Balance @ 06/15/26	117,489,850.24
Note Factor @ 06/15/26	81.0274829%

Class A-2b
Note Balance @ 05/15/26	151,030,172.19
Principal Paid	14,093,726.07
Note Balance @ 06/15/26	136,936,446.12
Note Factor @ 06/15/26	81.0274829%

Class A-3
Note Balance @ 05/15/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	314,000,000.00
Note Factor @ 06/15/26	100.0000000%

Class A-4
Note Balance @ 05/15/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	59,060,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	27,530,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	13,790,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,320,561.51
Total Principal Paid	26,185,976.24
Total Paid	28,506,537.75

Class A-1
Coupon	4.04100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.91000%
Interest Paid	422,221.68
Principal Paid	12,092,250.17
Total Paid to A-2a Holders	12,514,471.85

Class A-2b
SOFR Rate	3.64285%
Coupon	3.95285%
Interest Paid	514,083.00
Principal Paid	14,093,726.07
Total Paid to A-2b Holders	14,607,809.07

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5267988
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.5132257
Total Distribution Amount	31.0400245

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.9118737
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.3948288
Total A-2a Distribution Amount	86.3067025

A-2b Interest Distribution Amount	3.0419112
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.3948288
Total A-2b Distribution Amount	86.4367400

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	241.43
Noteholders' Third Priority Principal Distributable Amount	526.62
Noteholders' Principal Distributable Amount	231.95

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	2,295,965.66
Investment Earnings	6,854.18
Investment Earnings Paid	(6,854.18)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66